UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22812

Ares Multi-Strategy Credit Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Multi-Strategy Credit Fund, Inc.

Schedule of Investments

January 31, 2015 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 43.5% (b)
Aerospace & Defense 1.8%
DAE Aviation Holdings, Inc., Initial Loan 2nd Lien, 7.75%, 08/05/2019	$1,189,298	$1,156,592
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), 5.00%, 11/02/2018	203,703	203,003
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	689,655	679,310
TASC, Inc., Incremental 2nd Lien Term Loan, L+12.00%, 05/21/2021 (c)(d)	800,000	15,000
TASC, Inc., Incremental Term Loan, L+6.00%, 05/22/2020 (c)(d)	900,000	(15,750)
		2,038,155
Automobile 1.0%
Navistar, Inc., Tranche B Term Loan, L+4.50%, 08/17/2017 (d)	1,130,914	1,130,914

Banking, Finance & Insurance 1.5%
Asurion, LLC, 2nd Lien Term Loan, L+7.50%, 03/03/2021 (d)	1,750,000	1,728,125

Beverage, Food & Tobacco 0.1%
Charger OpCo B.V., EUR Term Loan B-2, (Netherlands), 3.50%, 07/23/2021 (c)	€750,000	91,570
Charger OpCo B.V., USD Term Loan B-2, (Netherlands), 1.75%, 07/23/2021 (c)	$600,000	(24,000)
		67,570
Broadcasting & Entertainment 2.2%
Clear Channel Communications, Inc., Tranche D Term Loan, 6.92%, 01/30/2019	500,000	465,565
Clear Channel Communications, Inc., Tranche E Term Loan, 7.67%, 07/30/2019	1,000,000	943,210
TWCC Holding Corporation, Term Loan 2nd Lien, 7.00%, 06/26/2020	1,250,000	1,161,975
		2,570,750
Cable & Satellite TV 1.9%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/02/2019	1,000,000	998,750
Promotora de Informaciones, S.A., Tranche 2, (Spain), L+2.60%, 12/10/2018 (d)	€1,250,000	1,178,550
		2,177,300
Chemicals, Plastics & Rubber 2.1%
Colouroz Investment 1, GmbH, Initial Term Loan C, (Denmark), 4.75%, 09/03/2021	$51,819	51,172
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 4.75%, 09/03/2021	313,465	309,546
Colouroz Investment 2, LLC, Initial Term B-2 Loan 2nd Lien, 8.25%, 09/05/2022	937,500	881,250
Flint Group GmbH, Initial Euro Term Loan 2nd Lien, (Denmark), 8.25%, 09/07/2021	€348,580	381,595
MacDermid, Inc., Term Loan B2, L+3.75%, 06/07/2020 (d)	$319,672	318,953
Vertellus Specialties, Inc., Term Loan, 10.50%, 10/31/2019	498,750	477,553
		2,420,069
Consumer Products 1.5%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	1,447,500	1,309,987
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	500,000	425,000
		1,734,987
Diversified & Conglomerate Services 3.0%
Syncreon Global Finance (US), Inc., Term Loan, 5.25%, 10/28/2020	1,485,000	1,462,725
Travelport Finance Sarl, Initial Term Loans, (Luxembourg), L+5.00%, 09/02/2021 (d)	1,995,709	1,996,547
		3,459,272
Electronics 1.2%
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,359,375	1,345,781

Grocery 2.8%
Albertson’s, LLC, Term Loan B4, 4.50%, 08/25/2021	1,000,000	997,380
GOBP Holdings, Inc., 1st Lien Term Loan, 5.75%, 10/21/2021	1,285,714	1,284,107
GOBP Holdings, Inc., 2nd Lien Term Loan, 9.25%, 10/21/2022	946,000	927,080
		3,208,567

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Healthcare, Education & Childcare 0.3%
STHI Holding, Inc., Initial Term Loan, 4.50%, 08/06/2021	$356,250	$353,429

Hotels, Motels, Inns & Gaming 1.7%
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/2021	2,000,000	1,971,940

Leisure, Amusement & Entertainment 0.9%
Delta 2 (Lux) Sarl, Term Loan 2nd Lien, (Luxembourg), 7.75%, 07/29/2022	1,113,861	1,078,129

Manufacturing 1.9%
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	1,000,000	999,380
Husky Injection Molding Systems, Ltd., 2nd Lien Term Loan, (Canada), 7.25%, 06/30/2022	1,300,000	1,235,000
		2,234,380
Oil & Gas 3.5%
Energy & Exploration Partners, LLC, Initial Loan, 7.75%, 01/22/2019	2,206,208	1,601,707
Quicksilver Resources, Inc., Term Loan 2nd Lien, 7.00%, 06/21/2019	1,500,000	969,000
Templar Energy, LLC, Incremental Term Loans 2nd Lien, 8.50%, 11/25/2020 (e)	2,302,982	1,456,637
		4,027,344
Personal Transportation 0.8%
Air Medical Holdings, LLC, B-1 Term Loan, 5.00%, 06/30/2018	989,618	988,381

Personal, Food & Miscellaneous Services 1.4%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020	2,468,593	1,655,513

Pipeline 1.9%
Atlas Energy, L.P., Loan, 6.50%, 07/31/2019 (e)	1,565,821	1,518,846
Crestwood Holdings, LLC, Tranche B-1 Term Loan, 7.00%, 06/19/2019	721,072	650,169
		2,169,015
Printing & Publishing 2.9%
Dex Media East, LLC, Term Loan (2016), 6.00%, 12/30/2016	1,948,752	1,596,359
F&W Media, Inc., Initial Term Loan, 7.75%, 06/30/2019	970,494	936,527
Lee Enterprises, Inc., Term Loan, 7.25%, 03/31/2019	881,915	877,505
		3,410,391
Retail Stores 1.9%
Rite Aid Corporation, 2nd Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	2,170,000	2,174,080

Service & Equipment 0.6%
Ship Luxco 3 Sarl, Facility B1A-II, (Luxembourg), 6.00%, 11/29/2019	£500,000	751,222

Technology 2.6%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	$1,500,000	1,473,750
Ship Midco, Ltd., Facility C1 (GBP), (Great Britain), 5.75%, 11/29/2019	£1,000,000	1,501,858
		2,975,608
Telecommunications 1.7%
Eircom Finco Sarl, Facility B2 Loan, (Luxembourg), 4.58%, 09/30/2019	€1,400,000	1,510,669
Sable International Finance, Ltd., Term Loan, (Cayman Islands), 5.50%, 04/28/2017	$453,383	452,250
		1,962,919
Utilities 2.3%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018 (c)	173,925	43,172
Alinta Energy Finance Pty, Ltd., Term B Loan, (Australia), 6.38%, 08/13/2019	2,629,371	2,607,179
		2,650,351
Total Floating Rate Term Loans (Cost: $54,919,178)		50,284,192

	Principal Amount	Value (a)
Corporate Bonds 68.1%
Automobile 0.8%
Navistar International Corporation, 8.25%, 11/01/2021	$980,000	$956,725

Banking, Finance & Insurance 2.7%
Innovia Group Finance PLC, 144A, (Great Britain), 5.08%, 03/31/2020 (f)	€1,550,000	1,618,919
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (g)	$1,500,000	1,513,125
		3,132,044
Beverage, Food & Tobacco 2.9%
HJ Heinz Company, 144A, 4.88%, 02/15/2025	1,350,000	1,353,375
Premier Foods Finance PLC, 144A, (Great Britain), 5.56%, 03/16/2020 (f)	£1,485,000	1,995,995
		3,349,370
Broadcasting & Entertainment 1.3%
Cumulus Media Holdings, Inc., 7.75%, 05/01/2019	$1,500,000	1,530,000

Buildings & Real Estate 2.2%
BMBG Bond Finance S.C.A., 144A, (Luxembourg), 5.07%, 10/15/2020 (f)	€1,250,000	1,414,619
Interline Brands, Inc., 10.00%, 11/15/2018 (g)	$1,025,000	1,073,687
		2,488,306
Business Equipment & Services 2.4%
TMF Group Holding B.V., 144A, (Netherlands), 5.46%, 12/01/2018 (f)	€875,000	999,615
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	1,500,000	1,757,240
		2,756,855
Cable & Satellite TV 3.2%
Altice Financing S.A., (Luxembourg), 6.63%, 02/15/2023 (e)	$1,000,000	1,022,188
Altice Financing S.A., (Luxembourg), 9.88%, 12/15/2020	500,000	550,000
Altice Finco S.A., 144A, (Luxembourg), 7.63%, 02/15/2025 (e)	500,000	507,031
AMC Networks, Inc., 7.75%, 07/15/2021	1,000,000	1,080,000
Cequel Communications Holdings I, LLC, 144A, 6.38%, 09/15/2020	500,000	520,000
		3,679,219
Consumer Products 3.0%
Elizabeth Arden, Inc., 7.38%, 03/15/2021	1,622,000	1,459,800
NBTY, Inc., 9.00%, 10/01/2018	2,000,000	2,040,000
		3,499,800
Containers, Packaging & Glass 2.4%
Berry Plastics Corporation, 9.75%, 01/15/2021	1,125,000	1,248,750
Reynolds Group Issuer, Inc., 9.00%, 04/15/2019	1,500,000	1,548,750
		2,797,500
Diversified & Conglomerate Services 3.7%
Abengoa Finance SAU, 144A, (Spain), 7.75%, 02/01/2020	400,000	376,500
Abengoa Finance SAU, 144A, (Spain), 8.88%, 11/01/2017	1,000,000	1,017,500
Affinion Investments, LLC, 13.50%, 08/15/2018	1,275,000	870,187
Syncreon Group B.V., 144A, (Netherlands), 8.63%, 11/01/2021	750,000	671,250
United Rentals North America, Inc., 8.38%, 09/15/2020	1,300,000	1,386,450
		4,321,887
Electronics 3.1%
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,312,500
Syniverse Holdings, Inc., 9.13%, 01/15/2019	2,129,000	2,219,482
		3,531,982

	Principal Amount	Value (a)
Corporate Bonds (continued)
Furnishings, Housewares Durable Consumables 1.1%
Masonite International Corporation, 144A, (Canada), 8.25%, 04/15/2021	$1,250,000	$1,328,125

Healthcare, Education & Childcare 3.0%
ConvaTec Finance International S.A., 144A, (Luxembourg), 8.25%, 01/15/2019 (g)	1,120,000	1,130,500
Jaguar Holding Company I, 144A, 9.38%, 10/15/2017 (g)	1,500,000	1,530,000
Lantheus Medical Imaging, Inc., 9.75%, 05/15/2017	879,000	835,050
		3,495,550
Hotels, Motels, Inns & Gaming 12.1%
Boyd Gaming Corporation, 9.13%, 12/01/2018	500,000	522,500
Gala Electric Casinos, PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£1,250,000	1,964,463
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	495,900	778,565
Graton Economic Development Authority, 144A, 9.63%, 09/01/2019	$950,000	1,037,875
Marina District Finance Company, Inc., 9.88%, 08/15/2018	2,000,000	2,095,000
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	2,000,000	1,980,000
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	2,000,000	2,090,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	1,250,000	1,312,500
SNAI S.p.A., 144A, (Italy), 7.63%, 06/15/2018	€1,118,000	1,294,202
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	750,000	874,385
		13,949,490
Mining, Steel, Non-Precious Metals 0.8%
Peabody Energy Corporation, 6.50%, 09/15/2020	$1,250,000	956,250

Oil & Gas 5.2%
EP Energy, LLC, 9.38%, 05/01/2020	494,000	497,705
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	1,687,000	1,720,740
Halcon Resources Corporation, 8.88%, 05/15/2021	1,000,000	665,000
Halcon Resources Corporation, 9.25%, 02/15/2022	1,000,000	660,000
Halcon Resources Corporation, 9.75%, 07/15/2020	217,000	144,847
Laredo Petroleum, Inc., 9.50%, 02/15/2019	1,500,000	1,500,000
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	1,500,000	817,500
		6,005,792
Packaging 4.9%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	1,634,000	1,723,870
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€1,500,000	1,765,708
Guala Closures S.p.A., 144A, (Italy), 5.45%, 11/15/2019 (f)	150,000	169,373
Packaging Dynamics Corporation, 144A, 8.75%, 02/01/2016	$2,000,000	2,000,000
		5,658,951
Personal Transportation 1.4%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	1,600,000	1,678,000

Personal, Food & Miscellaneous Services 1.4%
Pantry, Inc., 8.38%, 08/01/2020	1,442,000	1,578,990

Pipeline 1.3%
Atlas Pipeline Partners, L.P., 5.88%, 08/01/2023	119,000	120,190
Crestwood Midstream Partners, L.P., 7.75%, 04/01/2019	250,000	255,000
Kinder Morgan, Inc., 144A, 5.63%, 11/15/2023	998,000	1,096,846
		1,472,036
Service & Equipment 1.6%
First Data Corporation, 144A, 8.75%, 01/15/2022 (g)	1,000,000	1,075,000
First Data Corporation, 144A, 8.88%, 08/15/2020	750,000	803,438
		1,878,438

	Principal Amount	Value (a)
Corporate Bonds (continued)
Technology 1.8%
Epicor Software Corporation, 8.63%, 05/01/2019	$2,000,000	$2,095,000

Telecommunications 4.4%
Cincinnati Bell, Inc., 8.38%, 10/15/2020	475,000	499,641
Cincinnati Bell, Inc., 8.75%, 03/15/2018	1,440,000	1,477,440
Digicel, Ltd., 144A, (Bermuda), 8.25%, 09/01/2017	750,000	761,250
Level 3 Financing, Inc., 9.38%, 04/01/2019	1,739,000	1,843,340
Sprint Communications, Inc., 144A, 7.00%, 03/01/2020	150,000	163,500
Sprint Corporation, 7.88%, 09/15/2023	310,000	314,262
		5,059,433
Utilities 1.4%
NRG Energy, Inc., 8.25%, 09/01/2020	1,500,000	1,590,000
Total Corporate Bonds (Cost: $85,478,805)		78,789,743

Collateralized Loan Obligations/Collateralized Debt Obligations 31.4%
Structured Finance Obligations 31.4%
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.06%, 01/26/2026 (f)	2,000,000	1,762,960
AMMC CLO XIV, Ltd., 144A, (Cayman Islands), 5.06%, 07/27/2026 (f)	1,000,000	874,087
Apidos CLO XVI, 144A, (Cayman Islands), 4.76%, 01/19/2025 (f)	2,000,000	1,723,638
Atlas Senior Loan Fund III, Ltd., 144A, (Cayman Islands), 08/18/2025	1,500,000	1,402,698
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 3.68%, 02/17/2026 (f)	1,000,000	932,803
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 4.93%, 02/17/2026 (f)	2,000,000	1,716,334
Babson CLO, Inc., 2007-I, 144A, (Cayman Islands), 01/18/2021 (e)	1,000,000	730,250
Babson CLO, Ltd., 2013-II, 144A, (Cayman Islands), 4.75%, 01/18/2025 (f)	2,000,000	1,765,084
Cent CLO XVIII, Ltd., 144A, (Cayman Islands), 4.86%, 07/23/2025 (f)	3,000,000	2,618,601
Cent CLO XXI, Ltd., 144A, (Cayman Islands), 3.73%, 07/27/2026 (f)	1,000,000	930,284
Dorchester Park CLO Ltd., 144A, (Cayman Islands), 5.51%, 01/20/2027 (f)	625,000	581,188
Dryden CLO 2015-37 Ltd., 144A, (Cayman Islands), 5.65%, 04/15/2027 (e)(f)	1,250,000	1,158,500
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.16%, 01/17/2026 (f)	1,750,000	1,586,881
Galaxy CLO 2015-19 Ltd., 144A, (Cayman Islands), 5.36%, 01/24/2027 (f)	800,000	722,184
Goldentree Loan Opportunities VI Ltd., 144A, (Cayman Islands), 04/17/2022	1,500,000	1,110,000
ING IM CLO 2012-1, Ltd., 144A, (Cayman Islands), 5.44%, 03/14/2022 (f)	2,000,000	1,968,902
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 5.25%, 07/15/2026 (f)	2,000,000	1,720,928
Jamestown CLO XI, Ltd., 144A, (Cayman Islands), 5.01%, 02/20/2027 (f)	900,000	778,104
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023 (e)	875,000	635,521
Madison Park Funding IV, Ltd., (Cayman Islands), 03/22/2021	700,000	1,072,860
Mountain Hawk III CLO, Ltd., 144A, (Cayman Islands), 4.85%, 04/18/2025 (f)	2,000,000	1,758,750
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020	1,300,000	714,057
Northwoods Capital X, Ltd., 144A, (Cayman Islands), 4.83%, 11/04/2025 (f)	2,000,000	1,729,758
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.48%, 12/16/2024 (f)	2,000,000	1,778,702
OHA Credit Partners VI, Ltd., 144A, (Cayman Islands), 4.53%, 05/15/2023 (f)	750,000	664,896
OZLM Funding V, Ltd., 144A, (Cayman Islands), 4.98%, 01/17/2026 (f)	2,000,000	1,732,054
Symphony CLO IV, Ltd., (Cayman Islands), 07/18/2021	500,000	408,379
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.54%, 06/10/2025 (f)	1,500,000	1,375,167
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 11/07/2025 (e)	500,000	311,400
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $37,430,926)		36,264,970

Total Investments - 143.0% (Cost: $177,828,909)	$165,338,905
Liabilities in Excess of Other Assets - (43.0%)	(49,718,728)
Net Assets - 100.0%	$115,620,177

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. All investments are in United States enterprises unless otherwise noted.
(b)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate at period end.
(c)	Reported net of unfunded commitments, reduced by any upfront payments received if purchased at a discount, see Note 2.
(d)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(e)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.
(f)	Variable rate coupon, rate shown as of January 31, 2015.
(g)	Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

As of January 31, 2015, the aggregate cost of securities for Federal income tax purposes was $177,828,909.  Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$470,963
Gross unrealized depreciation	(12,960,967)
Net unrealized depreciation	$(12,490,004)

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Currencies:
€	Euro Currency
£	British Pounds
$	U.S. Dollars

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments

January 31, 2015 (UNAUDITED)

(1) Organization

Ares Multi-Strategy Credit Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, non-diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on October 28, 2013. Ares Capital Management II LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange and trade under the ticker symbol “ARMF”.

Investment Objective

ARMF’s investment objective is to provide an attractive risk-adjusted level of total return, primarily through current income and, secondarily, through capital appreciation.  The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) securities issued by entities commonly referred to, and referred to herein, as CLOs including investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

For investment purposes, the Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”). Unfunded loan commitments purchased at a discount/premium may include cash received/paid for the amounts representing such discounts/premiums. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2015, the fair value of the loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $3,289,277.

(3) Investments

Fair Value Measurements

The Funds follow the provisions of Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value.  This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value.  Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment.  The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2015 (UNAUDITED)

liability based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Funds’ investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs.  The Funds’ custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by each Fund’s Board of Directors.  The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources.  For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3.  The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.  If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3.  If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models of third-party pricing services as well as internal models.  The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity.  These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities.  The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources.  As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third-party pricing sources.  For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.  The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows.  The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors.  Models will be adjusted as deemed necessary by the Adviser.

Ares Multi-Strategy Credit Fund, Inc.

Notes to Schedule of Investments (continued)

January 31, 2015 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	41,622,235	8,661,957	50,284,192
Corporate Bonds	—	78,789,743	—	78,789,743
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	36,264,970	36,264,970
Total Investments	—	120,411,978	44,926,927	165,338,905

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended January 31, 2015:

	Floating Rate Term Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/14	6,240,709	—	30,707,365	36,948,074
Purchases (a)	1,012,234	—	5,737,475	6,749,709
Sales (b)	(968,525)	—	(162,018)	(1,130,543)
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	(1,374,666)	—	(54,444)	(1,429,110)
Accrued discounts/(premiums)	3,413	—	36,592	40,005
Transfers in to Level 3	5,184,843	—	—	5,184,843
Transfers out of Level 3	(1,436,051)	—	—	(1,436,051)
Balance as of 1/31/15	8,661,957	—	36,264,970	44,926,927
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/15	(764,517)	—	(54,444)	(818,961)

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended January  31, 2015 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

(a)         Purchases include paid-in-kind interest and securities received from restructure.

(b)         Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.  The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	8,661,957	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	36,264,970	Broker quotes and/or 3rd party pricing services	N/A	N/A

Total Level 3 Investments	44,926,927

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Multi-Strategy Credit Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: March 31, 2015

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Multi-Strategy Credit Fund, Inc.

Date: March 31, 2015